Unaudited Condensed Balance Sheet (Parentheticals) - $ / shares	Sep. 30, 2021	Jan. 20, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A ordinary shares
Temporary equity shares outstanding	31,116,305
Temporary equity redemption price per share (in Dollars per share)	$ 10
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued		0
Common stock, shares outstanding		0
Class B ordinary shares
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	7,779,076	7,187,500
Common stock, shares outstanding	7,779,076	7,187,500